Subsequent Events - Additional Information (Detail)	0 Months Ended
	Mar. 07, 2014	Jun. 30, 2014	Mar. 07, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Stock split ratio	2
Capital stock, shares authorized			73,516,427
Common stock, shares authorized		750,000,000	64,000,000	750,000,000	750,000,000
Preferred stock, shares authorized		20,000,000	9,516,427